Debt (Details) - USD ($) $ in Millions	1 Months Ended		6 Months Ended
	Jun. 30, 2023	Dec. 31, 2019	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Debt
Threshold minimum aggregate sales price in a qualified financing of Next Round Securities			$ 20.0
Amount considered for determination of conversion price of debt			300.0
Maximum
Debt
Amount of investment in notes	$ 10.0		10.0
Maximum | For an investor that invests more than $1.0 million and less than $5.0 million
Debt
Amount of investment in notes					$ 5.0
Discount rate percentage					25.00%
Minimum
Debt
Amount of investment in notes	5.0		5.0
Minimum | For an investor that invests up to $1.0 million
Debt
Amount of investment in notes					$ 1.0
Discount rate percentage					20.00%
Minimum | For an investor that invests more than $1.0 million and less than $5.0 million
Debt
Amount of investment in notes					$ 1.0
2019 Convertible Notes
Debt
Total proceeds		$ 10.8
Interest rate percentage		1.68%
2019 Convertible Notes | For an investor that invests up to $1.0 million
Debt
Amount of investment in notes	$ 1.0		$ 1.0
2019 Convertible Notes | For an investor that invests up to $5.0 million
Debt
Discount rate percentage	20.00%		20.00%
2019 Related Party Convertible Notes
Debt
Total proceeds		$ 0.3
Interest rate percentage		1.68%
2023 Convertible Notes
Debt
Total proceeds	$ 4.7
Interest rate percentage	4.55%		4.55%
Amount of investment in notes	$ 10.0		$ 10.0
Discount rate percentage	25.00%		25.00%
2023 Convertible Notes | For an investor that invests up to $5.0 million
Debt
Amount of investment in notes	$ 5.0		$ 5.0
Discount rate percentage	15.00%		15.00%
2023 Convertible Notes | For an investor that invests more than $10.0 million
Debt
Discount rate percentage	20.00%		20.00%
2023 Related Party Convertible Notes
Debt
Total proceeds	$ 0.1
Interest rate percentage	4.55%		4.55%
Related Party Convertible Notes | Maximum | For an investor that invests more than $1.0 million and less than $5.0 million
Debt
Amount of investment in notes	$ 5.0		$ 5.0
Related Party Convertible Notes | Minimum | For an investor that invests more than $1.0 million and less than $5.0 million
Debt
Amount of investment in notes	1.0		1.0
Commercial bank | Revolving Line of Credit
Debt
Revolving line of credit	$ 5.0		5.0
Interest rate of line of credit	7.94%
Debt issuance fees	$ 0.1		0.1
Restricted cash balance	0.3		0.3
Deposits maintain with lender	15.0		15.0
Line of credit drew down	$ 3.8		3.8
Interest expense			0.1	$ 0.0
Accrued interest			0.1
Commercial bank | Revolving Line of Credit | Maximum
Debt
Repayments of line of credit			$ 0.0
Commercial bank | Revolving Line of Credit | Overnight financing rate plus | Maximum
Debt
Interest rate of line of credit	7.50%
Commercial bank | Revolving Line of Credit | Overnight financing rate plus | Minimum
Debt
Interest rate of line of credit	2.85%